Summary of Significant Accounting Policies - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jul. 01, 2021	Dec. 31, 2020
Business Combination, Separately Recognized Transactions [Line Items]
Goodwill	$ 61,076		$ 0
Intangible assets, net	$ 21,400		$ 0
Minimum
Business Combination, Separately Recognized Transactions [Line Items]
Expected useful lives (in years)	1 year
Maximum
Business Combination, Separately Recognized Transactions [Line Items]
Expected useful lives (in years)	10 years
Lima One
Business Combination, Separately Recognized Transactions [Line Items]
Goodwill	$ 61,100	$ 61,076